Shareholder Report, Line Graph (Details) 195334_Miller Value Partners Leverage ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Sep. 30, 2024	Feb. 27, 2024	Sep. 30, 2025
Miller Value Partners Leverage ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Miller Value Partners Leverage ETF NAV
Accumulated Value	$ 12,374	$ 10,000	$ 15,541
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	$ 11,442	$ 10,000	$ 13,455